Note Payable, Net (Details) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 01, 2022	Jun. 30, 2023	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 01, 2022
Note Payable, Net [Line Items]
Principal amount				$ 5,800,000	$ 5,800,000
Interest percentage						11.00%
Secured amount				4,800,000
Borrowed amount			$ 1,000,000		1,000,000
Amortization of debt issuance costs				119,228	106,557
Interest expense related to note payable				658,000	$ 606,722
Promissory Note [Member]
Note Payable, Net [Line Items]
Principal amount				4,800,000		$ 4,800,000
Interest payment	$ 44,000	$ 10,833
Principal payment				$ 480,000
Accrued interest		$ 1,000,000
Annual rate		13.00%